CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	USD ($) shares	Granite Creek USD ($)	Acquisition of Ruby Hill USD ($)	Premier USD ($)	Equinox Gold USD ($)	Orion USD ($)	Sprott USD ($)	Private Placement USD ($)	Private Placement Equinox Gold USD ($)	Private Placement Orion USD ($)	Offtake transfer, Orion USD ($)	Share capital USD ($) shares	Share capital Granite Creek USD ($) shares	Share capital Acquisition of Ruby Hill USD ($) shares	Share capital Premier USD ($) shares	Share capital Equinox Gold USD ($) shares	Share capital Private Placement USD ($) shares	Share capital Private Placement Equinox Gold USD ($) shares	Share capital Private Placement Orion USD ($) shares	Share capital Offtake transfer, Orion USD ($) shares	Equity settled employee benefits USD ($)	Equity settled employee benefits Premier USD ($)	Surplus / (deficit) USD ($)	Surplus / (deficit) Orion USD ($)	Surplus / (deficit) Sprott USD ($)
Number of shares, beginning at Dec. 31, 2020 | shares												481
Equity, beginning at Dec. 31, 2020	$ (16,539)											$ 10,218									$ 7,141		$ (33,898)
Exercise of stock options (in shares) | shares	62,000
Equity, ending at Apr. 06, 2021												$ 10,200
Number of shares, beginning at Dec. 31, 2020 | shares												481
Equity, beginning at Dec. 31, 2020	$ (16,539)											$ 10,218									7,141		(33,898)
Issue of equity, intercompany, shares | shares												1,133
Issue of equity, intercompany	140,395											$ 140,395
Shares issued (in shares) | shares															137,624,461	4,800,000	8,784,122	5,479,536	7,500,000	839,799
Shares issued				$ 148,658	$ 10,000			$ 18,305	$ 11,760	$ 15,629	$ 1,750				$ 144,274	$ 10,000	$ 18,305	$ 11,760	$ 15,629	$ 1,750		$ 4,384
Shares issued in equity financing | shares												30,914,614
Shares issued in equity financing	60,841											$ 60,841
Issue of equity, acquisitions		$ 27,000	$ 8,000										$ 27,000	$ 8,000
Issue of equity, acquisitions, shares | shares													13,036,846	3,191,358
Shares issued on land acquisition	5,000											$ 5,000
Shares issued on land acquisition | shares												2,430,488
Shares issued to NGM for Asset Exchange	47,422											$ 47,422
Shares issued for Asset exchange | shares												22,757,393
Transfer of Premier USA shares to the Company (in shares) | shares												(1,614)
Transfer of Premier USA shares to the Company	(150,613)											$ (150,613)
Loss on modification of shareholder loan	(8,832)																						(8,832)
Forced conversion option						$ (2,029)	$ (367)																	$ (2,029)	$ (367)
Exercise of stock options (in shares) | shares												1,345,200
Exercise of stock options	1,881											$ 2,819									(938)
Share-based payments	3,096																				3,096
Share issue costs	(2,602)											$ (2,602)
Loss for the year	88,223																						88,223
Number of shares, ending at Dec. 31, 2021 | shares												238,703,817
Equity, ending at Dec. 31, 2021	$ 406,978											$ 350,198									13,683		43,097
Exercise of stock options (in shares) | shares	1,047,200
Exercise of warrants and stock options (in shares) | shares												1,857,200
Exercise of warrants and stock options	$ 3,699											$ 4,272									(573)
Share-based payments	1,932																				1,932
Loss for the year	(79,197)																						(79,197)
Number of shares, ending at Dec. 31, 2022 | shares												240,561,017
Equity, ending at Dec. 31, 2022	$ 333,412											$ 354,470									$ 15,042		$ (36,100)